Leases	9 Months Ended
Sep. 30, 2019
Leases
Leases
1 1 .	Leases
The Group has operating lease
s
for warehouses, stores, office space
s
, delivery centers and other corporate assets that the Group utilize
s
under lease arrangements.
A

summary of supplemental information related to operating
leases as of September 30, 2019 is as follows
:

As of September 30, 2019
RMB
Operating lease ROU assets	8,944,250

Operating lease liabilities-current	3,392,274
Operating lease liabilities-non - current	5,740,119

Total operating lease liabilities	9,132,393

Weighted average remaining lease term	4.5 years
Weighted average discount rate	4.7%
A

summary of lease cost recognized in the
G
roup’s unaudited interim condensed consolidated
financial
statements
of operations and comprehensive income

and supplemental cash flow information related to operating leases
 i
s as follows
:

For the nine months ended September 30, 2019
RMB
Operating lease cost	2,488,840
Short-term lease cost	860,237

Total(*)	3,349,077

Operating cash flows from operating leases	2,323,248

(*)	The lease expense was RMB 2,783,933 for the nine months ended September 30, 2018.
A

summary of maturity of
operating

lease liabilities under the Group’s
non-cancelable
operating leases as of September 30, 2019
 i
s as follows
:

As of September 30, 2019
RMB
Remainder of 2019	1,096,019
2020	2,984,093
2021	2,019,774
2022	1,438,755
2023	1,048,445
2024 and thereafter	1,586,543

Total lease payments	10,173,629
Less : interest	(1,041,236)
Present value of operating lease liabilities	9,132,393

As of September 30, 2019, the Group has
no
significant lease contract that has been entered into but not yet commenced.